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LAWRENCE A. SAMPLATSKY
ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
350 CHURCH STREET
HARTFORD, CT 06103-1106
TELEPHONE: (860) 466 - 3833
FACSIMILE: (860) 466 - 1778

VIA EDGAR

May 5, 2008

U. S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, N. E.
Washington, D.C. 20549


Re: Variable Life Account B of ING Life Insurance & Annuity Company
    (the "Separate Account")
    ING Life Insurance & Annuity Company ("ING")
    The Lincoln National Life Insurance Company ("Lincoln")
    File No. 033-076018; 811- 04536; CIK: 0000785986
    Rule 497(j) Filing; Form S-6

To the Commission:

Lincoln is the administrator for the contracts offered under the Registration Number indicated above. On behalf of ING, the Registrant, and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933.

Lincoln hereby certifies that the form of Prospectus for certain variable life insurance contracts offered under the above-referenced Registration Number, otherwise requiring filing under Rule 497(b), does not differ from the form of Prospectus contained in the most recent post-effective amendment filed electronically on April 25, 2008.

Sincerely,

/s/ Lawrence A. Samplatsky

Lawrence A. Samplatsky
Assistant Vice President and Senior Counsel